Operating Segments (Details) - Schedule of reporting on operating segments geographic region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	$ 23,590	$ 24,239	$ 51,683	$ 49,139	$ 103,642
U.S.A and North America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	11,611	12,672	28,562	26,576	49,763
Israel [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	5,610	8,518	12,319	14,534	35,774
Europe [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	4,097	967	5,149	3,394	5,677
Latin America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	1,496	1,428	3,526	3,603	9,127
Asia [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	776	640	1,760	1,019	3,167
Others [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total		14	367	33	134
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	18,607	19,323	41,618	40,193	75,521
Proprietary Products [Member] | U.S.A and North America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	11,611	12,672	28,562	26,556	49,763
Proprietary Products [Member] | Israel [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	627	3,602	2,254	5,588	7,653
Proprietary Products [Member] | Europe [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	4,097	967	5,149	3,394	5,677
Proprietary Products [Member] | Latin America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	1,496	1,428	3,526	3,603	9,127
Proprietary Products [Member] | Asia [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	776	640	1,760	1,019	3,167
Proprietary Products [Member] | Others [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products		14	367	33	134
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution	4,983	4,916	10,065	8,946	28,121
Distribution [Member] | U.S.A and North America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Distribution [Member] | Israel [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution	4,983	$ 4,916	10,065	8,946	28,121
Distribution [Member] | Europe [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Distribution [Member] | Latin America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Distribution [Member] | Asia [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Distribution [Member] | Others [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution